Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Commitments

	Expected Future Payments
(undiscounted)	2013	2014	2015	2016	2017	Thereafter	Total

Transportation and Processing	$905	$970	$991	$868	$829	$5,030	$9,593
Drilling and Field Services	366	114	70	48	21	51	670
Operating Leases	51	48	44	38	29	71	281
Total	$1,322	$1,132	$1,105	$954	$879	$5,152	$10,544